Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flow from (used in) operating activities:
Net Income	$ 23,672	$ 18,495
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	55	2,212
(Gain)Loss on foreign currency remeasurement	(2,166)	(1,769)
(Gain)Loss on short-term investments	0	1,762
Deferred taxes	6,063	2,950
Working capital adjustments:
Accounts receivable	(7,707)	(332)
Prepaid expenses, other current and non-current assets	274	3,398
Accounts payable, accrued expenses and other payables	(1,046)	(175)
Contract liabilities	(208)	(673)
Income tax payable	5	1,739
Other current and non-current liabilities	284	775
Net cash flows from (used in) operating activities	19,226	28,382
Cash flow from (used in) investing activities:
Purchases of intangible assets	(4)	(2)
Purchases of property and equipment	(40)	(72)
Purchases of short-term investments	(19,298)	(98,971)
Sales of short-term investments	33,725	5,226
Net cash flows from (used in) investing activities	14,383	(93,819)
Cash flow from (used in) financing activities:
Net cash flows from (used in) financing activities:	0	0
Net foreign exchange difference on cash and cash equivalents	(22)	(1,708)
Net increase (decrease) in cash and cash equivalents	33,587	(67,145)
Cash and cash equivalents at beginning of period	217,352	242,060
Cash and cash equivalents at end of period	250,939	174,915
Noncash financing activity:
Interest	0	0
Income taxes	$ 82	$ 4,967